Research and development expenses and advertising expenses	12 Months Ended
Mar. 31, 2015
Research and development expenses and advertising expenses

13. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥111,294 million, ¥102,039 million and ¥96,997 million for the fiscal years ended March 31, 2013, 2014 and 2015, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥69,969 million, ¥67,128 million and ¥69,129 million for the fiscal years ended March 31, 2013, 2014 and 2015, respectively.